Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of Revenues FromThird parties and related parties
	June 30, 2019	June 30, 2018	June 30, 2017
Investment advisory	$3,138,423	$4,020,791	$6,591,971
Fund management	63,508	139,070	92,674
Sales taxes	(21,297)	(20,680)	(35,109)
Total revenues	$3,180,634	$4,139,181	$6,649,536